ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
Trade payables and accrued liabilities	$ 13,284	$ 4,285
Wages and benefits liabilities	1,772	1,767
Other payables	137	139
Interest payable on convertible bond		797
Accounts payables and accrued liabilities	$ 15,193	$ 6,988